Statements of Changes in Net Assets Available for Benefits - Trustmark 401(k) Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions
Employer	$ 10,511,338	$ 10,700,550
Participant	14,556,251	14,776,805
Rollovers/Other	1,933,406	3,105,726
Total contributions	27,000,995	28,583,081
Net investment income
Net appreciation in fair value of investments	45,467,698	44,294,716
Interest and dividends	9,607,652	8,029,533
Total net investment income	55,075,350	52,324,249
Interest income from notes receivable from participants	413,250	397,172
Deductions
Benefits paid to participants	(44,148,408)	(68,548,306)
Fees	(199,463)	(180,921)
Total deductions	(44,347,871)	(68,729,227)
Net increase in net assets available for benefits	38,141,724	12,575,275
Net assets available for benefits
Beginning of year	399,271,324	386,696,049
End of year	$ 437,413,048	$ 399,271,324